Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
One law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances	$ 6,970,000	$ 719,966
Three Law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances		5,960,000
Four law suite [Member]
Commitments and Contingencies (Textual)
Aggregated claim of delinquent balances		$ 6,680,000